Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Other income (expense):
Change in fair value of warrant liabilities		$ (11,853,000)	$ 34,000	$ 1,716,000	$ 0
Net loss		(71,372,000)	(77,496,000)	(138,982,000)	(10,455,000)
Revenue		13,120,000	10,494,000	40,906,000	24,879,000
Cost of sales		15,953,000	9,734,000	33,912,000	16,860,000
Gross profit		(2,833,000)	760,000	6,994,000	8,019,000
Selling, general, and administrative expenses		30,217,000	6,673,000	43,703,000	17,438,000
Loss from operations		(33,050,000)	(5,913,000)	(36,709,000)	(9,419,000)
Interest expense, net		2,923,000	907,000	7,965,000	1,216,000
Loss on extinguishment of debt		23,141,000	70,667,000	96,024,000	0
Change in fair value of warrant and derivative liabilities		11,853,000	(34,000)	(1,716,000)	0
Other (income) expense		403,000	15,000	(38,000)	4,000
Loss before income taxes		(71,370,000)	(77,468,000)	(138,944,000)	(10,639,000)
Provision for income taxes		2,000	28,000	38,000	(184,000)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments		47,000	(58,000)	168,000	(194,000)
Total comprehensive loss		$ (71,325,000)	$ (77,554,000)	$ (138,814,000)	$ (10,649,000)
Weighted-average shares outstanding - basic and diluted		83,643,940	71,431,259	2,780,993	2,403,755
Net loss per share - basic and diluted		$ (0.85)	$ (1.08)	$ (49.98)	$ (4.35)
Tailwind Two Acquisition Corp [Member]
General and administrative expenses	$ 6,093			$ 4,400,069
Other income (expense):
Change in fair value of warrant liabilities	0			2,509,000
Transaction costs allocable to warrants	0			(649,349)
Interest earned on investments held in Trust Account	0			89,823
Total other income, net				1,949,474
Net loss	(6,093)			(2,450,595)
Loss from operations	$ (6,093)			$ (4,400,069)
Common Class A [Member] | Tailwind Two Acquisition Corp [Member]
Other income (expense):
Basic weighted average shares outstanding				28,167,123
Basic net loss per share				$ (0.07)
Common Class B [Member] | Tailwind Two Acquisition Corp [Member]
Other income (expense):
Basic weighted average shares outstanding	7,500,000			8,418,493
Basic net loss per share	$ 0			$ (0.07)